Document and Entity Information	Mar. 31, 2021
Prospectus [Line Items]
Registrant Name	EATON VANCE INVESTMENT TRUST
Registrant CIK	0000779991
SEC Form	497
Period end date	Mar. 31, 2021
Investment Company Type	N-1A
Amendment Flag	false
Prospectus #1 | Eaton Vance National Ultra-Short Municipal Income Fund
Prospectus [Line Items]
Risk/Return	Eaton Vance National Ultra-Short Municipal Income Fund